Revenues	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenues
17	Revenues
Revenues consist of the following:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Targeted Marketing	696,190	213,662	—	—

SAAS Businesses
Developer Services	93,553	173,457	252,859	39,679
Vertical Applications	116,715	84,495	104,463	16,393

Total SAAS Businesses	210,268	257,952	357,322	56,072

Total revenues	906,458	471,614	357,322	56,072

For the years ended December 31, 2019, 2020 and 2021, revenues recognized at the point in time are RMB784,442, RMB342,542 and RMB222,856

(US$34,971), respectively. For the years ended December 31, 2019, 2020 and 2021, revenues recognized over time are RMB122,016, RMB129,072 and RMB134,466

(US$21,101), respectively.
Starting from January 1, 2021, the Company has fully exited the Target Marketing business and financial results since then only reflect SAAS Businesses.